Taxation (Details) $ in Millions		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Taxation [Line Items]
Profits tax rate (in Dollars)			$ 2
Corporation tax percentage		8.25%	8.25%
Remaining assessable profits percentage		16.50%	16.50%
Percentage of income tax		16.50%	16.50%
Percentage of standards		25.00%	25.00%
Effective for a period term		3 years	3 years
Preferential tax rate						15.00%
Taxable income exemption percentage							50.00%	50.00%
PRC tax authority examinations term		5 years	5 years
Maximum operating loss carry forward term		5 years	5 years
Maximum operating loss incurred term		10 years	10 years
Net operating loss carryforwards (in Dollars)		$ 10,574,640		$ 15,339,438
Valuation allowance (in Dollars)		$ 984,663		15,013,296
Shanghai Zhizhen [Member]
Taxation [Line Items]
Preferential tax rate	15.00%
Guizhou Xiao [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%
Valuation Allowance [Member]
Taxation [Line Items]
Valuation allowance (in Dollars)		$ 984,663		15,013,296	$ 1,723,347
Maximum [Member]
Taxation [Line Items]
Profits tax rate percentage		16.50%	16.50%
Minimum [Member]
Taxation [Line Items]
Profits tax rate percentage		15.00%	15.00%
PRC [Member]
Taxation [Line Items]
Net operating loss carryforwards (in Dollars)		$ 64,006,738		$ 103,051,391
High and New Technology Enterprise [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%